Supplement to the
Fidelity® Small Cap Discovery Fund
June 29, 2015
Prospectus

The following information supplements the information found under the heading "Portfolio Manager(s)" in the Fund Summary section on page 6.

Effective March 7, 2016 Derek Janssen has been named interim portfolio manager of the fund while the fund's portfolio manager, Charles Myers, is on a leave of absence from the firm. Mr. Myers is expected to return in the third quarter of 2016. Accordingly, the following information will supplement the information for Mr. Myers beginning March 7, 2016.

Derek Janssen (portfolio manager) has managed the fund since March 2016.

The following information supplements the biographical information for Charles Myers found in the Fund Management section on page 24.

Effective March 7, 2016 Derek Janssen has been named interim portfolio manager of the fund while the fund's portfolio manager, Charles Myers, is on a leave of absence from the firm. Mr. Myers is expected to return in the third quarter of 2016. Accordingly, the following information will supplement the information for Mr. Myers beginning March 7, 2016.

Derek Janssen is portfolio manager of the fund, which he has managed since March 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

SMR-15-01  September 22, 2015
1.769904.116

Supplement to the
Fidelity® Series Small Cap Discovery Fund
June 29, 2015
Prospectus

The following information supplements the information found under the heading "Portfolio Manager(s)" in the Fund Summary section on page 5.

Effective March 7, 2016 Derek Janssen has been named interim portfolio manager of the fund while the fund's portfolio manager, Charles Myers, is on a leave of absence from the firm. Mr. Myers is expected to return in the third quarter of 2016. Accordingly, the following information will supplement the information for Mr. Myers beginning March 7, 2016.

Derek Janssen (portfolio manager) has managed the fund since March 2016.

The following information supplements the biographical information for Charles Myers found in the Fund Management section on page 14.

Effective March 7, 2016 Derek Janssen has been named interim portfolio manager of the fund while the fund's portfolio manager, Charles Myers, is on a leave of absence from the firm. Mr. Myers is expected to return in the third quarter of 2016. Accordingly, the following information will supplement the information for Mr. Myers beginning March 7, 2016.

Derek Janssen is portfolio manager of the fund, which he has managed since March 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

XS4-15-01  September 22, 2015
1.9867095.100

Supplement to the
Fidelity® Series Small Cap Discovery Fund
Class F
June 29, 2015
Prospectus

The following information supplements the information found under the heading "Portfolio Manager(s)" in the Fund Summary section on page 5.

Effective March 7, 2016, Derek Janssen has been named interim portfolio manager of the fund while the fund's portfolio manager, Charles Myers, is on a leave of absence from the firm. Mr. Myers is expected to return in the third quarter of 2016. Accordingly, the following information will supplement the information for Mr. Myers beginning March 7, 2016.

Derek Janssen (portfolio manager) has managed the fund since March 2016.

The following information supplements the biographical information for Charles Myers found in the Fund Management section on page 14.

Effective March 7, 2016 Derek Janssen has been named interim portfolio manager of the fund while the fund's portfolio manager, Charles Myers, is on a leave of absence from the firm. Mr. Myers is expected to return in the third quarter of 2016. Accordingly, the following information will supplement the information for Mr. Myers beginning March 7, 2016.

Derek Janssen is portfolio manager of the fund, which he has managed since March 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

XS4-F-15-01  September 22, 2015
1.9867094.100